Organization and Basis of Presentation	9 Months Ended
Sep. 30, 2013
Organization and Basis of Presentation
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Description of Business

        Receptos, Inc. is a biopharmaceutical company focused on discovering, developing and commercializing innovative therapeutics in immune disease for specialty markets including for Relapsing Multiple Sclerosis (RMS), Inflammatory Bowel Disease (IBD) and Eosinophilic Esophagitis (EoE). The Company was incorporated in the state of Delaware on September 26, 2008 under the name Receptor Pharmaceuticals, Inc., and commenced significant operations in 2009. On May 11, 2009, (i) Receptor Pharmaceuticals, Inc. filed an Amended and Restated Certificate of Incorporation which, among other things, changed its name to Receptos, Inc., and (ii) pursuant to an Agreement and Plan of Merger by and among Receptos, Inc., Apoptos Acquisition Corporation (a wholly owned subsidiary of Receptos, Inc.) and Apoptos, Inc., Apoptos Acquisition Corporation merged with and into Apoptos, Inc. with Apoptos, Inc. continuing as the surviving corporation and becoming a wholly owned subsidiary of Receptos, Inc. As used in this report, unless the context suggests otherwise, "the Company" and "Receptos" mean Receptos, Inc.

        The condensed consolidated financial statements include the accounts of Receptos, Inc. and its wholly-owned subsidiary, Apoptos, Inc. (Apoptos), which is currently inactive. All intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

        The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) and the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information and note disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to those rules and regulations. The unaudited interim condensed consolidated financial statements reflect all adjustments which, in the opinion of management, are necessary for a fair statement of the results for the periods presented. In the opinion of management, all such adjustments are of a normal and recurring nature. The operating results presented in these unaudited condensed consolidated financial statements are not necessarily indicative of the results that may be expected for any future periods. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto for the year ended December 31, 2012 included elsewhere in this prospectus.

Liquidity

        The Company has incurred losses since inception and negative cash flows from operating activities and, as of September 30, 2013, the Company had an accumulated deficit of $80.7 million. The Company anticipates that it will continue to incur net losses into the foreseeable future as it: (i) continues the development and commercialization of its lead drug candidate RPC1063; (ii) works to develop additional drug candidates through research and development programs; and (iii) expands its corporate infrastructure. The Company plans to continue to fund its losses from operations and capital funding needs through cash on hand, as well as future debt and equity financing and potential collaboration arrangements. If the Company is not able to secure adequate additional funding, it may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, and/or suspend or curtail planned programs. Any of these actions could materially harm the Company's business, results of operations and future prospects.